The Chesapeake Growth Fund
Schedule of Investments
July 31, 2022 (Unaudited)

Common Stocks - 93.6%	Shares	Value
Communications - 14.5%
Entertainment Content - 4.8%
Take-Two Interactive Software, Inc. *	9,258	$ 1,228,814
Walt Disney Company (The) *	6,050	641,905
		1,870,719
Internet Media & Services - 9.7%
Airbnb, Inc. - Class A *	4,660	517,167
Alphabet, Inc. - Class C *	21,260	2,479,766
Meta Platforms, Inc. - Class A *	4,605	732,656
		3,729,589
Consumer Discretionary - 17.9%
Apparel & Textile Products - 4.3%
NIKE, Inc. - Class B	14,478	1,663,812

E-Commerce Discretionary - 5.6%
Amazon.com, Inc. *	16,040	2,164,598

Leisure Facilities & Services - 2.7%
Chipotle Mexican Grill, Inc. *	675	1,055,848

Retail - Discretionary - 5.3%
lululemon athletica, inc. *	4,446	1,380,528
TJX Companies, Inc. (The)	10,927	668,295
		2,048,823
Consumer Staples - 0.5%
Beverages - 0.5%
Coca-Cola Company (The)	2,935	188,339

Energy - 5.9%
Oil & Gas Producers - 5.9%
Coterra Energy, Inc.	23,455	717,489
Pioneer Natural Resources Company	6,619	1,568,372
		2,285,861
Financials - 5.0%
Banking - 5.0%
Bank of America Corporation	56,872	1,922,842

Health Care - 9.6%
Health Care Facilities & Services - 4.6%
Humana, Inc.	3,700	1,783,400

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 93.6% (Continued)	Shares	Value
Health Care - 9.6% (Continued)
Medical Equipment & Devices - 5.0%
Danaher Corporation	620	$ 180,711
DexCom, Inc. *	9,148	750,868
Intuitive Surgical, Inc. *	4,257	979,834
		1,911,413
Industrials - 6.3%
Aerospace & Defense - 5.0%
Boeing Company (The) *	5,293	843,228
L3Harris Technologies, Inc.	1,435	344,357
TransDigm Group, Inc. *	1,185	737,473
		1,925,058
Electrical Equipment - 1.3%
AMETEK, Inc.	4,090	505,115

Real Estate - 3.7%
REITs - 3.7%
American Tower Corporation	1,355	366,975
Simon Property Group, Inc.	9,710	1,054,894
		1,421,869
Technology - 30.2%
Semiconductors - 2.8%
NXP Semiconductors N.V.	5,921	1,088,753

Software - 12.7%
Atlassian Corporation plc - Class A *	4,370	914,728
Microsoft Corporation	8,885	2,494,375
MongoDB, Inc. - Class A*	1,795	560,884
salesforce.com, inc. *	5,035	926,541
		4,896,528
Technology Hardware - 8.0%
Apple, Inc.	18,960	3,081,189

Technology Services - 6.7%
FactSet Research Systems, Inc.	450	193,356
Mastercard, Inc. - Class A	6,844	2,421,339
		2,614,695

Total Common Stocks (Cost $29,313,043)		$ 36,158,451

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Money Market Funds - 6.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio- Class I, 1.83% (a) (Cost $2,508,057)	2,508,057	$ 2,508,057

Total Investments at Value - 100.1% (Cost $31,821,100)		$ 38,666,508

Liabilities in Excess of Other Assets - (0.1%)		(45,037)

Total Net Assets - 100.0%		$ 38,621,471

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of July 31, 2022.